(LETTERHEAD OF NUVEEN INVESTMENTS)
   May 21, 2002


Securities and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549-1004
 ATTN: Filing Desk, Stop 1-4


Re:    Nuveen Tax-Free Unit Trust, Series 676
         SEC File No. 33-49299
         CIK No.      0000882897




Ladies/Gentlemen:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 9, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on May 21, 2002.




Very truly yours,


NUVEEN INVESTMENTS




/s/ Gifford R. Zimmerman